Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period EndDate	Jan. 31, 2015
Registrant Name	Eaton Vance NextShares Trust II
Central Index Key	0001614522
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 28, 2016
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares | Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares
Risk/Return:
Trading Symbol	EVLMC